Commitments, Contingencies and Other Matters	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Notes
Commitments, Contingencies and Other Matters

COMMITMENTS, CONTINGENCIES AND OTHER MATTERS

(a)	Contract Research and Development Arrangement

On May 2009, the Company entered into a contract with Yantai Tianzheng Medicine Research and Development Co. to perform research and development on two new pharmaceutical products, namely Fern Injection and Forsythia Capsule. The total contract price is approximately $2,444,350  (RMB 15,000,000). Yantai Tianzheng Medicine Research and Development Co. committed to complete all research work required for the clinical trial within 3 years. As of March 31, 2014, the Company has paid $2,133,925  (RMB 13,095,044 ) and the remaining contract amount will be paid as the research services are performed. All payments of $2,133,925 (RMB 13,095,044) have been charged to expense. The Company extended the term of the contract to May 10, 2017 due to certain changes in government regulations that affected this research project. Research and development costs associated with this contract amounted to $0 and $0 for the nine months ended March 31, 2014 and 2013.

(b)	Supplier Concentrations

We have the following concentrations of business with each supplier constituting greater than 10 % of the Company’s purchases of raw materials or other supplies:

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	March 31,	March 31,	March 31,	March 31,
	2014	2013	2014	2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

A Company	24.6%	43.2%	24.8%	31.8%
B Company	21.6%	*%	22.8%	*%
C Company	10.8%	10.4%	10.5%	*%

* Constitutes less than 10% of the Company’s purchases.

We had a commitment to purchase certain raw materials totaling $3,661,770 as of March 31, 2014 that was fulfilled upon the delivery of the goods in April 2014.

(c)	Sales Concentrations

 Sales Product Concentrations

Five of the Company’s products, namely Tongbi Capsules, Tongbi Tablets, Lung Nourishing Syrup, Zhengxintai Capsules and Fangfengtongsheng Tablets represented approximately 31.9%, 17.7%, 14.6%, 12.5% and 20.9%, respectively, of total sales for the three months ended March 31, 2014.

Five of the Company’s products, namely Tongbi Capsules, Tongbi Tablets, Lung Nourishing Syrup, Zhengxintai Capsules and Fangfengtongsheng Tablets represented approximately 30.8%, 17.7%, 15.2%, 12.6% and 21.1%, respectively, of total sales for the nine months ended March 31, 2013.

Five of the Company’s products, namely Tongbi Capsules, Tongbi Tablets, Lung Nourishing Syrup, Zhengxintai Capsules and Fangfengtongsheng Tablets represented approximately 29.2%, 12.3%, 22.9%, 12.8% and 19.6%, respectively, of total sales for the three months ended March 31, 2013.

Five of the Company’s products, namely Tongbi Capsules, Tongbi Tablets, Lung Nourishing Syrup, Zhengxintai Capsules and Fangfengtongsheng Tablets represented approximately 31.0%, 12.1%, 18.2%, 11.8% and 17.7%, respectively, of total sales for the nine months ended March 31, 2014.

Sales Customer Concentrations

The Company does not have concentrations of business with each customer constituting greater than 10 % of the Company’s gross sales for the nine months ended March 31, 2014 and 2013.

(d)	Economic and Political Risks

The Company’s operations are conducted solely in the PRC. There are significant risks associated with doing business in the PRC, which include, among others, political, economic, legal and foreign currency exchange risks. The Company’s results may be adversely affected by changes in political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

(e)	Concentrations of Credit Risk

Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash and trade accounts receivable. Substantially all of the Company’s cash is deposited in state-owned banks within the PRC, and no deposits are covered by insurance. We have not experienced any losses in such accounts and believe that the Company’s loss exposure is insignificant due to the fact that banks in the PRC are state owned and are generally high credit quality financial institutions. A significant portion of the Company’s sales are credit sales which are made primarily to customers whose ability to pay are dependent upon the industry economics prevailing in these areas. We continually monitor the credit worthiness of the Company’s customers in an effort to reduce credit risk.

At March 31, 2014 and June 30, 2013, the Company’s cash balances by geographic area were as follows:

	March 31, 2014		June 30, 2013
	(unaudited)
Country:
United States	$110,393	0.98%	$28,331	0.41%
China	11,154,638	99.02%	6,919,641	99.59%
Total cash and cash equivalents	$11,265,031	100%	$6,947,972	100%

(f)	Certificate of land use right

The Company’s corporate headquarters is located at No. 9 Daxin Road, Zhifu District, Yantai, Shandong Province in China. Under the current PRC laws, land is owned by the state, and parcels of land in rural areas which are known as collective land are owned by the rural collective economic organization. “Land use rights” are granted to an individual or entity after payment of a land use right fee is made to the applicable state or rural collective economic organization. Land use rights allow the holder of the right to use the land for a specified long-term period.

We have 5 land use rights, for a total of approximately 675,364 square meters of land on which the Company maintains its manufacturing facility.

The Company has not obtained a land use right certificate for one parcel of land of 333,335 square meters that is located in the high-tech development district of Laishan and that was purchased on February 22, 2010. Registration of this land use right certification is still in process. On November 12, 2013, the Company obtained the land use right certificate for one parcel land of 266,668 square meters that is located in the high-tech development district of Laishan and that was purchased on November 5, 2012.

We currently have not obtained the land use right certificate for another parcel of land located in Xingfu Twelve Village of Zhifu District. The land is about 11,222 square meters. We maintain our manufacturing facility on this land. In the process of the planning of Yantai City, the usage of the aforesaid land use right has been changed from “industrial use” to “commercial use” and therefore, the approval process for the land use right certificates on five relevant parcels of land including the land occupied by the Company has been suspended until the completion of the planning process.

We cannot provide any assurance that the Company will eventually obtain the land use right certificates for these lands. If the Company is asked by the local government to relocate the Company’s facility, management believes that estimated relocation and other costs will be reimbursed by the local government. The Company does not believe that a requirement to relocate operations would have a material adverse effect on the Company’s financial position or results of operations.

(g)	Business insurance

Business insurance is not readily available in the PRC. To the extent that the Company suffers a loss of a type that would normally be covered by insurance in the United States, such as product liability and general liability insurance, the Company would incur significant expenses in both defending any action and in paying any claims that could result from a settlement or judgment.

COMMITMENTS, CONTINGENCIES AND OTHER MATTERS

(a)	Contract Research and Development Arrangement

On May 2009, the Company entered into a contract with Yantai Tianzheng Medicine Research and Development Co. to perform research and development on two new pharmaceutical products, namely Fern Injection and Forsythia Capsule. The total contract price is approximately $2,426,910 (RMB 15,000,000). Yantai Tianzheng Medicine Research and Development Co. committed to complete all research work required for the clinical trial within 3 years. As of June 30, 2013, the Company has paid $2,118,699 (RMB 13,095,044) and the remaining contract amount will be paid as the research services are performed. All payments of $2,118,699 (RMB 13,095,044) have been charged to expense. The Company extended the term of the contract to May 10, 2017 due to certain changes in government regulations that affected this research project. Research and development costs associated with this contract amounted to $0 and $0 for the years ended June 30, 2013 and 2012.

(b)	Supplier Concentrations

We have the following concentrations of business with each supplier constituting greater than 10% of the Company’s purchases of raw materials or other supplies:

	The year ended June 30, 2013	The year ended June 30, 2012

Shandong Yantai Medicine Procurement and Supply Station	29.0%	13.2%
Anhui DeChang Pharmaceutical Co. Ltd.	* %	16.2%

* Constitutes less than 10% of the Company’s purchases.

We had a commitment to purchase certain raw materials totaling $5,036,761 as of June 30, 2013 that was fulfilled upon the delivery of the goods in July 2013.

(c)	Sales Product Concentrations

Five of the Company’s products, namely Tongbi Capsules, Tongbi Tablets, Lung Nourishing Syrup, Zhengxintai Capsules and Fangfengtongsheng Tablets represented approximately 30.5%, 12.6%, 18.4%, 12.5% and 18.6%, respectively, of total sales for the year ended June 30, 2013.

Five of our products, namely Tongbi Capsules, Tongbi Tablets, Lung Nourishing Syrup, Zhengxintai Capsules and Fangfengtongsheng Tablets represented approximately 22.8%, 9.1%, 16.6%, 10.6% and 18.3%, respectively, of total sales for the year ended June 30, 2012.

(d)	Economic and Political Risks

The Company’s operations are conducted solely in the PRC. There are significant risks associated with doing business in the PRC, which include, among others, political, economic, legal and foreign currency exchange risks. The Company’s results may be adversely affected by changes in political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

(e)	Concentrations of Credit Risk

Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash and trade accounts receivable. Substantially all of the Company’s cash is deposited in state-owned banks within the PRC, and no deposits are covered by insurance. We have not experienced any losses in such accounts and believe that the Company’s loss exposure is insignificant due to the fact that banks in the PRC are state owned and are generally high credit quality financial institutions. A significant portion of the Company’s sales are credit sales which are made primarily to customers whose ability to pay are dependent upon the industry economics prevailing in these areas. We continually monitor the credit worthiness of the Company’s customers in an effort to reduce credit risk.

At June 30, 2013 and June 30, 2012, the Company’s cash balances by geographic area were as follows:

	June 30, 2013		June 30, 2012
Country:
United States	$28,331	0.41%	$23,406	0.13%
China	6,919,641	99.59%	18,362,882	99.87%
Total cash and cash equivalents	$6,947,972	100%	$18,386,288	100%

(f)	Certificate of land use right

The Company’s corporate headquarters is located at No. 9 Daxin Road, Zhifu District, Yantai, Shandong Province in China. Under the current PRC laws, land is owned by the state, and parcels of land in rural areas which are known as collective land are owned by the rural collective economic organization. “Land use rights” are granted to an individual or entity after payment of a land use right fee is made to the applicable state or rural collective economic organization. Land use rights allow the holder of the right to use the land for a specified long-term period.

We have 5 land use rights, for a total of approximately 675,364 square meters of land on which the Company maintains its manufacturing facility.

The Company has not obtained a land use right certificate for two piece of land located in the high-tech development district of Laishan district, including an area of 266,668 square meters purchased on November 5, 2012 and an area of 333,335 square meters purchased on February 22, 2010. Registration of the two land use right certification is still in process.

We currently have not obtained the land use right certificate for another piece of land located in Xingfu Twelve Village of Zhifu District. The land is about 11,222 square meters. We maintain our manufacturing facility  on this land. In the process of the planning of Yantai City, the usage of the aforesaid land use right has been changed from “industrial use” to “commercial use” and therefore, the approval process for the land use right certificates on five relevant parcels of land including the land occupied by the Company has been suspended until the completion of the planning process.

We cannot provide any assurance that the Company will eventually obtain the land use right certificate for these lands. If the Company is asked by the local government to relocate the Company’s facility, management believes that estimated relocation and other costs will be reimbursed by the local government. The Company does not believe that a requirement to relocate operations would have a material adverse effect on the Company’s financial position results of operations.

(g)	Business insurance

Business insurance is not readily available in the PRC. To the extent that the Company suffers a loss of a type that would normally be covered by insurance in the United States, such as product liability and general liability insurance, the Company would incur significant expenses in both defending any action and in paying any claims that could result from a settlement or judgment.